Shareholder Report, Line Graph (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class C_TSR SemiAnnual {Class C} - USD ($)											6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 14,597	$ 12,432	$ 12,420	$ 12,446	$ 12,016	$ 10,203	$ 11,414	$ 10,355	$ 10,381	$ 10,000	$ 16,684
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	29,639	25,384	21,021	17,645	20,504	14,680	14,197	13,276	11,886	10,000	$ 36,104
FTSE Global Core Infrastructure 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Index
Accumulated Value	19,065	16,156	15,345	15,318	14,778	12,379	13,358	11,472	11,074	10,000	$ 22,246
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Brookfield Global Infrastructure Composite Index
Accumulated Value	$ 17,382	$ 14,005	$ 13,496	$ 13,389	$ 13,149	$ 10,880	$ 12,074	$ 10,837	$ 10,711	$ 10,000	$ 19,675